Variable Interest Entities and Other Consolidation Matters (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entities and Other Consolidation Matters [Abstract]
Revenues	$ 14,882,763	$ 12,865,870	$ 9,816,312
Income from Operations	3,642,265	3,274,647	1,048,625
Net Income	$ 4,000,620	$ 3,001,489	$ 1,494,928